Share Capital and warrants - Summary Of The Stock Option Information (Detail)	12 Months Ended
	Nov. 30, 2021 shares $ / shares	Nov. 30, 2021 shares $ / shares	Nov. 30, 2020 shares $ / shares	Nov. 30, 2020 shares $ / shares	Nov. 30, 2019 shares $ / shares	Nov. 30, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	3,190,284	3,190,284
Weighted average remaining life	7 years 1 month 28 days
Weighted average exercise price | (per share)	$ 3.83	$ 3.00
CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	3,190,284	3,190,284	3,203,693	3,203,693	2,415,784	2,415,784
Weighted average exercise price | (per share)	$ 3.83	$ 3.00	$ 3.59	$ 2.76	$ 3.94	$ 2.96
Exercise Price 1 | USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	80,733	80,733
Weighted average remaining life	9 years 3 months 25 days
Weighted average exercise price | $ / shares		$ 3.09
Exercise Price 1 | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	314,660	314,660
Weighted average remaining life	1 year 1 month 13 days
Weighted average exercise price | (per share)	$ 0.36	$ 0.28
Exercise Price 1 | Top of range [member] | USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares		3.75
Exercise Price 1 | Top of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	0.25	0.92
Exercise Price 1 | Bottom of range [member] | USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares		2.01
Exercise Price 1 | Bottom of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 1.19	$ 0.19
Exercise Price 2 | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	1,310,453	1,310,453
Weighted average remaining life	7 years 3 months 25 days
Weighted average exercise price | (per share)	$ 2.80	$ 2.19
Exercise Price 2 | Top of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	2.01	2.89
Exercise Price 2 | Bottom of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 3.75	$ 1.55
Exercise Price 3 | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	1,108,074	1,108,074
Weighted average remaining life	8 years 10 months 2 days
Weighted average exercise price | (per share)	$ 4.15	$ 3.25
Exercise Price 3 | Top of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	3.76	4.62
Exercise Price 3 | Bottom of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 6.00	$ 2.89
Exercise Price 4 | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	318,733	318,733
Weighted average remaining life	6 years 11 months 12 days
Weighted average exercise price | (per share)	$ 7.92	$ 6.20
Exercise Price 4 | Top of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	6.01	6.93
Exercise Price 4 | Bottom of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 9.00	$ 4.62
Exercise Price 5 | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	138,364	138,364
Weighted average remaining life	6 years 4 months 6 days
Weighted average exercise price | (per share)	$ 9.56	$ 7.48
Exercise Price 5 | Top of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	9.01	1.70
Exercise Price 5 | Bottom of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 10.00	$ 6.93